INVESTMENTS IN SUBSIDIARIES - Summary of Income Statement Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries
Revenue	$ 6,593	$ 8,203	$ 7,239
BPO
Disclosure of subsidiaries
Revenue	215	163	8
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Revenue	5,428	6,178	5,149
Profit (loss), attributable to non-controlling interests	203	758	740
Comprehensive income, attributable to non-controlling interests	305	821	581
Dividends paid to non-controlling interests	252	1,221	261
Profit (loss), attributable to owners of parent	(2,056)	1,470	697
Comprehensive income, attributable to owners of parent	(2,028)	1,552	675
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Revenue	2,079	2,149	2,159
Profit (loss), attributable to non-controlling interests	142	318	245
Comprehensive income, attributable to non-controlling interests	152	306	240
Dividends paid to non-controlling interests	69	77	35
Profit (loss), attributable to owners of parent	(37)	757	147
Comprehensive income, attributable to owners of parent	7	808	194
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Revenue	1,612	1,592	584
Profit (loss), attributable to non-controlling interests	(211)	66	34
Comprehensive income, attributable to non-controlling interests	(214)	67	34
Dividends paid to non-controlling interests	16	122	(1)
Profit (loss), attributable to owners of parent	(1,974)	652	457
Comprehensive income, attributable to owners of parent	(1,999)	657	447
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Revenue	293	317	311
Profit (loss), attributable to non-controlling interests	103	67	105
Comprehensive income, attributable to non-controlling interests	101	62	99
Dividends paid to non-controlling interests	32	48	54
Profit (loss), attributable to owners of parent	36	23	37
Comprehensive income, attributable to owners of parent	35	21	34
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Revenue	129	148	131
Profit (loss), attributable to non-controlling interests	63	144	68
Comprehensive income, attributable to non-controlling interests	99	173	20
Dividends paid to non-controlling interests	8	85	0
Profit (loss), attributable to owners of parent	21	49	23
Comprehensive income, attributable to owners of parent	33	59	7
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Revenue	252	239	248
Profit (loss), attributable to non-controlling interests	281	62	132
Comprehensive income, attributable to non-controlling interests	281	62	132
Dividends paid to non-controlling interests	11	0	8
Profit (loss), attributable to owners of parent	90	20	42
Comprehensive income, attributable to owners of parent	90	20	42
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Revenue	284	658	644
Profit (loss), attributable to non-controlling interests	(137)	47	87
Comprehensive income, attributable to non-controlling interests	(112)	139	50
Dividends paid to non-controlling interests	0	320	55
Profit (loss), attributable to owners of parent	(52)	17	33
Comprehensive income, attributable to owners of parent	(62)	51	19
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Revenue	146	256	190
Profit (loss), attributable to non-controlling interests	75	75	51
Comprehensive income, attributable to non-controlling interests	75	74	52
Dividends paid to non-controlling interests	100	33	69
Profit (loss), attributable to owners of parent	26	26	18
Comprehensive income, attributable to owners of parent	26	26	18
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Revenue	268	298	302
Profit (loss), attributable to non-controlling interests	(187)	(121)	(190)
Comprehensive income, attributable to non-controlling interests	(187)	(121)	(191)
Dividends paid to non-controlling interests	0	2	1
Profit (loss), attributable to owners of parent	(177)	(116)	(189)
Comprehensive income, attributable to owners of parent	(177)	(116)	(190)
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Revenue	189	219	211
Profit (loss), attributable to non-controlling interests	128	52	96
Comprehensive income, attributable to non-controlling interests	174	26	69
Dividends paid to non-controlling interests	5	131	8
Profit (loss), attributable to owners of parent	37	15	28
Comprehensive income, attributable to owners of parent	50	7	20
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Revenue	176	187	176
Profit (loss), attributable to non-controlling interests	(54)	144	245
Comprehensive income, attributable to non-controlling interests	(64)	129	209
Dividends paid to non-controlling interests	11	181	11
Profit (loss), attributable to owners of parent	(26)	70	119
Comprehensive income, attributable to owners of parent	$ (31)	62	102
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries
Revenue		115	128
Profit (loss), attributable to non-controlling interests		(96)	20
Comprehensive income, attributable to non-controlling interests		(96)	20
Dividends paid to non-controlling interests		222	0
Profit (loss), attributable to owners of parent		(43)	9
Comprehensive income, attributable to owners of parent		(43)	9
Subsidiaries with material non-controlling interests | Forest City
Disclosure of subsidiaries
Revenue		0	65
Profit (loss), attributable to non-controlling interests		0	(153)
Comprehensive income, attributable to non-controlling interests		0	(153)
Dividends paid to non-controlling interests		0	21
Profit (loss), attributable to owners of parent		0	(27)
Comprehensive income, attributable to owners of parent		$ 0	$ (27)